Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Inventories
Components and parts	$ 48,797	$ 56,275
Work-in-process	13,719	14,017
Finished goods	534,765	500,427
Inventories	$ 597,281	$ 570,719